Financial instruments - Fair values and risk management - Maturity profile (Details) - EUR (€) € in Millions	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of financial instruments by type of interest rate [line items]
Weighted average rate	(0.26%)	0.73%	0.01%
Financial liabilities	€ 6,915.6	€ 8,363.0	€ 4,736.7
Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Weighted average rate	1.40%	1.42%	1.48%
Financial liabilities	€ 4,428.0	€ 2,981.1	€ 3,085.6
Fixed rate | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	1,733.4	288.8	107.0
Fixed rate | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	1,031.4	993.9	213.3
Fixed rate | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	908.3	992.6	941.8
Fixed rate | Later than three years and not later than four years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	85.1	868.4	940.0
Fixed rate | Thereafter
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	852.9	83.3	883.5
Fixed rate | Total
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	€ 4,611.1	€ 3,227.0	€ 3,085.6
Floating rate
Disclosure of financial instruments by type of interest rate [line items]
Weighted average rate	0.70%	0.62%	0.83%
Financial liabilities	€ 815.7	€ 984.2	€ 558.8
Floating rate | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	45.0	168.5	202.5
Floating rate | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	20.7	45.0	224.5
Floating rate | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities		20.7	105.8
Floating rate | Later than three years and not later than four years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	750.0		26.0
Floating rate | Thereafter
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities		750.0
Floating rate | Total
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	€ 815.7	€ 984.2	€ 558.8
Secured long term debt | Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Weighted average rate	2.47%	2.48%	2.52%
Secured long term debt | Fixed rate | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	€ 63.5	€ 63.8	€ 75.8
Secured long term debt | Fixed rate | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	61.4	65.4	63.3
Secured long term debt | Fixed rate | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	51.3	63.0	64.9
Secured long term debt | Fixed rate | Later than three years and not later than four years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	11.3	52.2	62.5
Secured long term debt | Fixed rate | Thereafter
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities		12.1	63.8
Secured long term debt | Fixed rate | Total
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	€ 187.5	€ 256.5	€ 330.3
Secured long term debt | Floating rate
Disclosure of financial instruments by type of interest rate [line items]
Weighted average rate	0.70%	0.58%	0.75%
Secured long term debt | Floating rate | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	€ 45.0	€ 105.9	€ 181.1
Secured long term debt | Floating rate | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	20.7	45.0	161.9
Secured long term debt | Floating rate | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities		20.7	105.8
Secured long term debt | Floating rate | Later than three years and not later than four years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities			26.0
Secured long term debt | Floating rate | Total
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	€ 65.7	€ 171.6	€ 474.8
Unsecured long term debt | Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Weighted average rate	1.46%	1.32%	1.30%
Unsecured long term debt | Fixed rate | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	€ 1,617.4	€ 34.0	€ 34.0
Unsecured long term debt | Fixed rate | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	916.2	876.9	34.0
Unsecured long term debt | Fixed rate | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	808.9	877.5	876.9
Unsecured long term debt | Fixed rate | Later than three years and not later than four years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	49.0	770.2	877.5
Unsecured long term debt | Fixed rate | Thereafter
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	849.0	50.0	819.7
Unsecured long term debt | Fixed rate | Total
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	4,240.5	2,608.6	€ 2,642.1
Unsecured long term debt | Floating rate | Later than three years and not later than four years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	750.0
Unsecured long term debt | Floating rate | Thereafter
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities		750.0
Unsecured long term debt | Floating rate | Total
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	€ 750.0	€ 750.0
Long term debt after swaps | Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Weighted average rate	1.50%	1.42%	1.44%
Long term debt after swaps | Fixed rate | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	€ 1,680.9	€ 97.8	€ 109.8
Long term debt after swaps | Fixed rate | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	977.6	942.3	97.3
Long term debt after swaps | Fixed rate | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	860.2	940.5	941.8
Long term debt after swaps | Fixed rate | Later than three years and not later than four years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	60.3	822.4	940.0
Long term debt after swaps | Fixed rate | Thereafter
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	849.0	62.1	883.5
Long term debt after swaps | Fixed rate | Total
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	4,428.0	€ 2,865.1	€ 2,972.4
Finance leases | Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Weighted average rate		2.51%	2.54%
Finance leases | Fixed rate | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities		€ 116.0	€ (2.8)
Finance leases | Fixed rate | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities			116.0
Finance leases | Fixed rate | Total
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities		€ 116.0	€ 113.2
Finance leases | Floating rate
Disclosure of financial instruments by type of interest rate [line items]
Weighted average rate		1.19%	1.27%
Finance leases | Floating rate | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities		€ 62.6	€ 21.4
Finance leases | Floating rate | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities			62.6
Finance leases | Floating rate | Total
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities		62.6	84.0
Lease liabilities - Right of use
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	€ 183.1	€ 245.9
Lease liabilities - Right of use | Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Weighted average rate	2.39%	2.47%
Lease liabilities - Right of use | Fixed rate | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	€ 52.5	€ 75.0
Lease liabilities - Right of use | Fixed rate | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	53.8	51.6
Lease liabilities - Right of use | Fixed rate | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	48.1	52.1
Lease liabilities - Right of use | Fixed rate | Later than three years and not later than four years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	24.8	46.0
Lease liabilities - Right of use | Fixed rate | Thereafter
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	3.9	21.2
Lease liabilities - Right of use | Fixed rate | Total
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	183.1	245.9
Current and non-current maturities of debt [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	5,426.8	4,211.2	3,644.4
Current and non-current maturities of debt [Member] | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	1,778.4	457.3	309.5
Current and non-current maturities of debt [Member] | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	1,052.1	1,038.9	437.8
Current and non-current maturities of debt [Member] | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	908.3	1,013.3	1,047.6
Current and non-current maturities of debt [Member] | Later than three years and not later than four years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	835.1	868.4	966.0
Current and non-current maturities of debt [Member] | Thereafter
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	852.9	833.3	883.5
Current and non-current maturities of debt [Member] | Total
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	€ 5,426.8	€ 4,211.2	€ 3,644.4